Derivatives - Nominal amounts and fair values of trading and hedging derivatives - Trading liabilities (Details) - MXV ( ) in Millions	Dec. 31, 2017	Dec. 31, 2016
OTC transactions
Financial liabilities
Fair value of trading derivative liabilities	171,222	205,495
Trading derivatives
Financial liabilities
Nominal amount of trading derivative liabilities	3,519,255	2,692,205
Fair value of trading derivative liabilities	171,282	205,690
Currency risk - Foreign exchange risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities		1,031
Currency risk - Foreign exchange risk | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities	113,417	131,512
Fair value of trading derivative liabilities	5,022	6,083
Currency risk - Foreign exchange risk | Forwards: Spot
Financial liabilities
Nominal amount of trading derivative liabilities	35,776	67,484
Fair value of trading derivative liabilities	71	107
Currency risk - Foreign exchange risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	123,537	16,782
Fair value of trading derivative liabilities	2,655	574
Currency risk - Foreign exchange risk | Currency swaps
Financial liabilities
Nominal amount of trading derivative liabilities	431,644	403,720
Fair value of trading derivative liabilities	102,065	132,697
Interest rate risk | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	3,500	47,560
Fair value of trading derivative liabilities		28
Interest rate risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	117,167	140,299
Fair value of trading derivative liabilities	1,197	1,904
Interest rate risk | Interest rate swaps
Financial liabilities
Nominal amount of trading derivative liabilities	2,682,892	1,866,944
Fair value of trading derivative liabilities	59,830	63,787
Market Index | Futures
Financial liabilities
Nominal amount of trading derivative liabilities	190	85
Market Index | Forward rate agreements
Financial liabilities
Nominal amount of trading derivative liabilities	7,742	107
Fair value of trading derivative liabilities	90	4
Market Index | Options
Financial liabilities
Nominal amount of trading derivative liabilities	3,297	16,609
Fair value of trading derivative liabilities	323	504
Equity price risk | Options
Financial liabilities
Nominal amount of trading derivative liabilities	93	72
Fair value of trading derivative liabilities	3	2
Equity price risk | Equity swap
Financial liabilities
Fair value of trading derivative liabilities	26